Thrivent Ultra Short Bond ETF Performance Management - Thrivent Ultra Short Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	No performance information for the Fund is provided because does not yet have a full calendar year of performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic debt market.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance information for the Fund is provided in this section because it does not yet have a full calendar year of performance history. Performance results for the most recent month-end are available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.The Fund will compare its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the fund may invest. The Bloomberg U.S. Aggregate Bond Index measures the performance of U.S. investment-grade bonds. The Fund will also compare its performance to the Bloomberg Short-Term Government/Corporate Index which more closely reflects the market segments in which the Fund invests. The Bloomberg Short-Term Government/Corporate Index measures performance of short-term U.S. government bonds and corporate bonds with maturities of less than 1 year and more closely reflects the market segments in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic debt market.
Performance One Year or Less [Text]	No performance information for the Fund is provided because does not yet have a full calendar year of performance history.
Performance Additional Market Index [Text]	The Fund will also compare its performance to the Bloomberg Short-Term Government/Corporate Index which more closely reflects the market segments in which the Fund invests. The Bloomberg Short-Term Government/Corporate Index measures performance of short-term U.S. government bonds and corporate bonds with maturities of less than 1 year and more closely reflects the market segments in which the Fund invests.
Performance Availability Website Address [Text]	thriventETFs.com/individual
Performance Availability Phone [Text]	800-847-4836